23. FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Details 7) - Foreign exchange risk [member] - Hedges of net investment in foreign operations [member] R$ in Thousands	12 Months Ended
Dec. 31, 2020 BRL (R$) Number
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Non-derivative instrument, Fair value	R$ (344,674)	[1]
Bond BRF SA BRFSBZ4 [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Proctection (Investment)	Federal Foods LLC
Liabilities	USD
Maturity	3rd Qtr. 2026
Notional	R$ 75,673
Average rate | Number	3.7649
Non-derivative instrument, Fair value	R$ (108,991)	[1]
Bond BRF SA BRFSBZ4 [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Proctection (Investment)	BRF Al Yasra Food
Liabilities	USD
Maturity	3rd Qtr. 2026
Notional	R$ 108,757
Average rate | Number	3.7649
Non-derivative instrument, Fair value	R$ (142,280)	[1]
Bond BRF SA BRFSBZ4 [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Proctection (Investment)	Al Khan Foodstuff LLC
Liabilities	USD
Maturity	3rd Qtr. 2026
Notional	R$ 65,570
Average rate | Number	3.7649
Non-derivative instrument, Fair value	R$ (93,403)	[1]

[1]	Corresponds to the effective portion of the hedge result accumulated in Other Comprehensive Income.